Exit, Disposal And Restructuring Activities (2010 Actions Narrative) (Details) (Restructuring 2010 Actions [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Jul. 03, 2010
Restructuring 2010 Actions [Member]
Restructuring charges	$ 118
Planned employee terminations	1,100
Number of employees remaining to be terminated	70
Net loss on disposition of property	$ 20